Consolidated Statements Of Changes In Equity (USD $) In Millions, unless otherwise specified	Common Shares [Member]	Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]		Redeemable Noncontrolling Interest [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 595	$ 6,172	$ (8)	$ 396	$ (701)	$ 121				$ 6,575
Comprehensive income:
Net income (loss)				(190)		(32)			(222)	(222)
Net income (loss), total										(222)
Translation adjustment					418	1			419	419
Pension liability adjustment					(21)				(21)	(21)
Unrealized gain(loss) on available for sale securities					20				20	20
Derivative financial instruments:
Losses deferred					(27)				(27)	(27)
Gains/Losses reclassified to earnings					48				48	48
Total									217
Stock compensation		16								16
Increase/Decrease in noncontrolling interest due to change in ownership						2				2
Cumulative effect from change in accounting for other-than-temporary impairment on debt securities				4	(4)
Balance at Dec. 31, 2009	595	6,188	(8)	210	(267)	92				6,810
Adjustment to adopt new accounting guidance regarding consolidation of variable interest entities				(4)	(33)					(37)
Transfer redeemable noncontrolling interest out of permanent equity						(2)		2		(2)
Comprehensive income:
Net income (loss)				452		(17)	[1]	3	438	438
Net income (loss), total										435
Translation adjustment					149	(2)			147	147
Pension liability adjustment					7				7	7
Unrealized gain(loss) on available for sale securities					5				5	5
Derivative financial instruments:
Losses deferred					(60)				(60)	(60)
Gains/Losses reclassified to earnings					57				57	57
Total									594
Stock compensation		35								35
Issuance of common shares	4	16								20
Increase/Decrease in noncontrolling interest due to change in ownership		(4)				4
Dividend paid to redeemable noncontrolling interests								(1)
Return of capital to parent company		(37)								(37)
Balance at Dec. 31, 2010	599	6,198	(8)	658	(142)	75		4		7,380
Consolidation of formerly unconsolidated subsidiary						10				10
Comprehensive income:
Net income (loss)				939		(17)	[1]	2	924	924
Net income (loss), total										922
Translation adjustment					(388)	(2)			(390)	(390)
Pension liability adjustment					(49)				(49)	(49)
Unrealized gain(loss) on available for sale securities					(3)				(3)	(3)
Derivative financial instruments:
Losses deferred					(48)				(48)	(48)
Gains/Losses reclassified to earnings					(3)				(3)	(3)
Total									431
Stock compensation		62								62
Issuance of common shares	4	27								31
Sale of unconsolidated subsidiary		11								11
Tax benefit for stock compensation		3								3
Increase/Decrease in noncontrolling interest due to change in ownership		(2)			3	(3)				(2)
Dividend paid to redeemable noncontrolling interests								(1)
Balance at Dec. 31, 2011	$ 603	$ 6,299	$ (8)	$ 1,597	$ (630)	$ 63		$ 5		$ 7,924

[1]	Net income attributable to nonredeemable noncontrolling interests excludes $2 million in 2011 and $3 million in 2010 related to the redeemable noncontrolling interest which is reported separately in the consolidated balance sheets.